Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Sep. 30, 2013
Quarterly Financial Data [Abstract]
Quarterly Financial Information (Unaudited)
	First	Second	Third	Fourth	Fiscal
(Dollars in thousands, except per share amounts)	Quarter	Quarter	Quarter	Quarter	Year

2013
Net sales	$110,518	118,039	116,922	144,600	490,079
Net earnings from continuing operations	5,343	5,523	6,514	13,880	31,260
Net (loss) earnings from discontinued operations	(5,097)	(3,964)	(1,617)	46,185	(56,863)
Net (loss) earnings	246	1,559	4,897	(32,305)	(25,603)
Basic earnings (loss) per share:
Net earnings from continuing operations	0.20	0.21	0.25	0.52	1.18
Net (loss) earnings from discontinued operations	(0.19)	(0.15)	(0.06)	(1.75)	(2.15)
Net (loss) earnings	0.01	0.06	0.19	(1.23)	(0.97)
Diluted earnings (loss) per share:
Net earnings from continuing operations	0.20	0.21	0.24	0.52	1.17
Net (loss) earnings from discontinued operations	(0.19)	(0.15)	(0.06)	(1.73)	(2.13)
Net (loss) earnings	0.01	0.06	0.18	(1.21)	(0.96)
Dividends declared per common share	$0.08	0.08	0.08	0.08	0.32
2012
Net sales	$111,480	125,237	118,432	123,550	478,699
Net earnings from continuing operations	6,191	7,575	11,540	9,468	34,774
Net earnings (loss) from discontinued operations	(984)	2,627	2,251	8,211	12,105
Net earnings	5,207	10,202	13,791	17,679	46,879
Basic earnings (loss) per share:
Net earnings from continuing operations	0.24	0.28	0.43	0.35	1.30
Net earnings (loss) from discontinued operations	(0.04)	0.10	0.09	0.31	0.46
Net earnings	0.20	0.38	0.52	0.66	1.76
Diluted earnings (loss) per share:
Net earnings from continuing operations	0.23	0.28	0.43	0.35	1.29
Net earnings (loss) from discontinued operations	(0.04)	0.10	0.08	0.30	0.44
Net earnings	0.19	0.38	0.51	0.65	1.73
Dividends declared per common share	$0.08	0.08	0.08	0.08	0.32